CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Revenues:
Gaming		$ 1,133,720	$ 1,133,563	$ 1,190,202
Food and beverage		89,720	91,655	86,251
Hotel		50,496	47,310	40,873
Retail, entertainment and other		115,030	119,134	118,559
Gross revenues		1,388,966	1,391,662	1,435,885
Less-Promotional allowances		(97,346)	(98,944)	(95,857)
Net revenues		1,291,620	1,292,718	1,340,028
Operating costs and expenses:
Gaming		651,900	687,021	708,929
Food and beverage		41,554	41,482	41,575
Hotel		14,934	15,807	14,339
Retail, entertainment and other		45,779	50,945	43,859
Advertising, general and administrative		188,924	190,639	192,673
Corporate		31,127	41,036	28,122
Depreciation and amortization		77,580	80,126	80,317
Loss on disposition of assets		1,018	(9)	241
Severance		3,370	0	29
Pre-opening		0	1,187	687
Impairment of Project Horizon	$ 2,500	2,502	4,981	0
Relinquishment liability reassessment		(243)	(1,905)	(249)
Total operating costs and expenses		1,058,445	1,111,310	1,110,522
Income (loss) from operations		233,175	181,408	229,506
Other income (expense):
Accretion of discount to the relinquishment liability		(227)	(2,205)	(4,974)
Interest income		7,983	7,066	6,271
Interest expense, net of capitalized interest		(143,876)	(147,933)	(170,150)
Loss on early extinguishment of debt		(3,987)	(62,041)	(11,516)
Other expense, net		(929)	(853)	(1,595)
Total other expense		(141,036)	(205,966)	(181,964)
Net income (loss)		92,139	(24,558)	47,542
Loss attributable to non-controlling interests		2,255	380	2,784
Net income (loss) attributable to Mohegan Tribal Gaming Authority		$ 94,394	$ (24,178)	$ 50,326